Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis were summarized below:

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2017
	RMB	RMB	RMB	RMB
Cash equivalents:
- Time deposits	874,786	—	—	874,786
Short-term investments:
- Time deposits	548,890	—	—	548,890
Long-term investments
- Available-for-sale debt securities	—	—	2,537	2,537

Assets	1,423,676	—	2,537	1,426,213

Long-term borrowings:
- Bonds payable	1,980,529	—	—	1,980,529

Other liabilities:
- Liability classified RSU	—	—	11,865	11,865

Amounts due to related parties:
- Contingent purchase consideration payable in relation to the acquisition of subsidiaries	—	—	36,734	36,734

Liabilities	1,980,529	—	48,599	2,029,128

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2018
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
- Time deposits	1,194,425	—	—	1,194,425	173,722

Short-term investments:
- Time deposits	245,014	—	—	245,014	35,636

Long-term investments
- Available-for-sale debt securities	—	—	2,537	2,537	369

Assets	1,439,439	—	2,537	1,441,976	209,727

Long-term borrowings:
- Bonds payable	2,030,361	—	—	2,030,361	295,304

Other liabilities:
- Liability classified RSU	—	—	4,970	4,970	723

Liabilities	2,030,361	—	4,970	2,035,331	296,027

Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

The following table presented a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent purchase consideration payable
RMB
Fair value at January 1, 2017	65,797
Changes in the fair value	937
Settlement of contingent purchase consideration payable	(30,000)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2017	36,734

Changes in the fair value	(13,905)
Settlement of contingent purchase consideration payable	(22,829)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2018	—

Fair value at December 31, 2018 (US$)	—

Share-settled bonus
RMB
Fair value at January 1, 2017	37,526
Changes in the fair value	(810)
Reclassification to equity	(22,752)
Bonuses settled in cash during 2017	(13,964)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2017	—

Transfers in and/or out of Level 3	—

Fair value at December 31, 2018	—

Fair value at December 31, 2018 (US$)	—

Liability classified RSU
RMB
Fair value at January 1, 2017	34,612
Increase in liability classified RSU	61,903
Reclassification to equity	(84,650)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2017	11,865

Reclassification to equity	(587)
Reversal of share-settled bonus	(6,308)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2018	4,970

Fair value at December 31, 2018 (US$)	723